Share-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Tranche	Dec. 18, 2012	May 09, 2012 Scenario, Adjustment	Dec. 31, 2012 Scenario, Adjustment	Dec. 31, 2012 Stock Option	Dec. 31, 2012 Restricted Stock	Feb. 11, 2011 Subject to Certain Terms Equity Incentive Plan	Dec. 31, 2012 Subject to Certain Terms Equity Incentive Plan	Dec. 31, 2012 Class B Non-Voting Common Stock	Dec. 31, 2012 Tranche B Investor IRR	Dec. 31, 2012 Tranche C Investor IRR	Jun. 30, 2013 Tranche A	Dec. 31, 2012 Tranche A Stock Option	Jun. 30, 2013 Tranche B	Dec. 31, 2012 Tranche B Stock Option	Jun. 30, 2013 Tranche C	Dec. 31, 2012 Tranche C Stock Option	Jun. 30, 2013 Tranche B and C	Jun. 30, 2013 One Grant Tranche B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum unrecognized cost for stock options						$ 6.7							$ 1.5	$ 1.8		$ 2.5		$ 2.4
Investor internal rate of return, percentage															25.00%		30.00%			20.00%
Option vesting condition		Plan participants have the right to purchase shares of EVERTEC, Inc.' Class B non-voting common stock in three tranches Tranche A options vest in equal installments, Tranche B options vest at such time as the Investor Internal Rate of Return ("Investor IRR") equals or exceeds 25% based on cash proceeds received by the Investor, and Tranche C options																	Pursuant to the terms of the Equity Incentive Plan, Tranche B options granted to employees and certain directors would vest at such time as the Investor Internal Rate of Return (“IRR”) equals or exceeds 25%, except for one grant that vests upon a 20% IRR, based on cash proceeds received by Apollo Investment Fund VII, L.P. (the “Investor”), and Tranche C options would vest at such time as the IRR equals or exceeds 30% based on cash proceeds received by the Investor.
Share based compensation expenses	4.9
Shares reserved for issuance										5,843,208
Equity incentive plan, stock options term		10 years
Stock options granted								5,249,140	100,000
Number of option tranches		3
Equity incentive plan, options vest rate											25.00%	30.00%
Stock option per share amount			$ 0.69
Accrual of unvested portion related to equitable adjustment		2.8
Equitable adjustment to reduce exercise price				$ 3.71	$ 3.71
Unrecognized compensation cost, weighted average period of recognition						3 years 1 month 10 days	4 months 17 days
Maximum unrecognized compensation cost for restricted stock							$ 0.3